Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	0-29889
Entity Registrant Name	RIGEL PHARMACEUTICALS, INC.
Entity Central Index Key	0001034842
Entity Tax Identification Number	94-3248524
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 Veterans Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	624-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RIGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false